Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares of common stock outstanding
Beginning balance (in shares)	199,078,909	203,688,118	204,856,564	204,435,333
Shares issued under restricted stock award plans (in shares)		702,273	331,554	421,231
Shares issued upon exercise of stock options (in shares)		61,714	0	0
Repurchases of common stock (in shares)		(5,373,196)	(1,500,000)	0
Ending balance (in shares)		199,078,909	203,688,118	204,856,564
Restricted Stock Units (RSUs) | Subsequent event
Shares of common stock outstanding
Stock issued (in shares)	605,026